Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000012091 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBoxx $ Investment Grade Corporate Bond ETF
Class Name	iShares iBoxx $ Investment Grade Corporate Bond ETF
Trading Symbol	LQD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBoxx $ Investment Grade Corporate Bond ETF	$6	0.13%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.13%	[1]
Net Assets	$ 32,255,201,995
Holdings Count | Holding	3,139
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$32,255,201,995
Number of Portfolio Holdings	3,139
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.0%
Aa	11.2%
A	46.7%
Baa	37.5%
Ba	1.9%
Not Rated	0.7%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	20.3%
5-10 Years	37.9%
10-15 Years	8.9%
15-20 Years	8.4%
More than 20 Years	24.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000012092 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core U.S. Aggregate Bond ETF
Class Name	iShares Core U.S. Aggregate Bond ETF
Trading Symbol	AGG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core U.S. Aggregate Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core U.S. Aggregate Bond ETF	$2	0.03%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[2]
Net Assets	$ 138,483,547,175
Holdings Count | Holding	13,324
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$138,483,547,175
Number of Portfolio Holdings	13,324
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	25.7%
Aa	50.6%
A	11.5%
Baa	10.9%
Ba	0.4%
Not Rated	0.9%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	71.0%
Corporate Bonds & Notes	25.0%
Foreign Government Obligations	2.4%
Collateralized Mortgage Obligations	1.0%
Municipal Debt Obligations	0.4%
Asset-Backed Securities	0.3%
TBA Sales Commitments	(0.1)%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000037539 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 1-5 Year Investment Grade Corporate Bond ETF
Class Name	iShares 1-5 Year Investment Grade Corporate Bond ETF
Trading Symbol	IGSB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 1-5 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-5 Year Investment Grade Corporate Bond ETF	$2	0.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[3]
Net Assets	$ 23,458,485,089
Holdings Count | Holding	4,668
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$23,458,485,089
Number of Portfolio Holdings	4,668
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.8%
Aa	9.9%
A	44.0%
Baa	40.9%
Ba	1.8%
Not Rated	2.6%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-2 Years	20.2%
2-3 Years	25.5%
3-4 Years	26.6%
4-5 Years	21.5%
5-6 Years	5.3%
6-7 Years	0.2%
7-8 Years	0.1%
8-9 Years	0.3%
9-10 Years	0.2%
21-22 Years	0.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000037540 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 5-10 Year Investment Grade Corporate Bond ETF
Class Name	iShares 5-10 Year Investment Grade Corporate Bond ETF
Trading Symbol	IGIB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 5-10 Year Investment Grade Corporate Bond ETF	$2	0.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[4]
Net Assets	$ 18,745,233,575
Holdings Count | Holding	3,006
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$18,745,233,575
Number of Portfolio Holdings	3,006
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.6%
Aa	8.4%
A	42.4%
Baa	44.5%
Ba	2.0%
Not Rated	2.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	0.1%
5-10 Years	91.4%
10-15 Years	6.0%
15-20 Years	0.1%
More than 20 Years	2.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000037541 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Broad USD Investment Grade Corporate Bond ETF
Class Name	iShares Broad USD Investment Grade Corporate Bond ETF
Trading Symbol	USIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Broad USD Investment Grade Corporate Bond ETF	$2	0.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[5]
Net Assets	$ 17,830,262,732
Holdings Count | Holding	11,502
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$17,830,262,732
Number of Portfolio Holdings	11,502
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.2%
Aa	10.5%
A	43.9%
Baa	40.8%
Ba	1.6%
Not Rated	2.0%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	39.6%
5-10 Years	28.4%
10-15 Years	7.2%
15-20 Years	6.8%
More than 20 Years	18.0%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000037542 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Intermediate Government/Credit Bond ETF
Class Name	iShares Intermediate Government/Credit Bond ETF
Trading Symbol	GVI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Intermediate Government/Credit Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Intermediate Government/Credit Bond ETF	$10	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[6]
Net Assets	$ 3,795,920,734
Holdings Count | Holding	6,183
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,795,920,734
Number of Portfolio Holdings	6,183
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.6%
Aa	68.9%
A	14.0%
Baa	13.5%
Ba	0.5%
Not Rated	0.5%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	65.5%
Corporate Bonds & Notes	30.4%
Foreign Government Obligations	3.9%
Municipal Debt Obligations	0.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000037543 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Government/Credit Bond ETF
Class Name	iShares Government/Credit Bond ETF
Trading Symbol	GBF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Government/Credit Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Government/Credit Bond ETF	$10	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[7]
Net Assets	$ 107,186,173
Holdings Count | Holding	1,919
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$107,186,173
Number of Portfolio Holdings	1,919
Portfolio Turnover Rate	35%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	28.5%
Aa	51.5%
A	8.8%
Baa	10.6%
Ba	0.3%
Not Rated	0.3%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	73.6%
Corporate Bonds & Notes	20.6%
Foreign Government Obligations	3.5%
Collateralized Mortgage Obligations	2.2%
Municipal Debt Obligations	0.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000037544 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MBS ETF
Class Name	iShares MBS ETF
Trading Symbol	MBB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MBS ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MBS ETF	$2	0.03%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[8]
Net Assets	$ 39,633,990,018
Holdings Count | Holding	11,216
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$39,633,990,018
Number of Portfolio Holdings	11,216
Portfolio Turnover Rate	106%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2026)
Issuer allocation
Issuer	Percent of Total Investments(a)
Uniform Mortgage-Backed Securities	74.4%
Government National Mortgage Association	23.8%
Federal Home Loan Mortgage Corp.	1.7%
Federal National Mortgage Association	0.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	0.3%
5-10 Years	3.7%
10-15 Years	5.1%
15-20 Years	4.3%
20-25 Years	28.0%
25-30 Years	52.7%
30-35 Years	5.9%
(a)	Excludes money market funds.

C000046846 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBoxx $ High Yield Corporate Bond ETF
Class Name	iShares iBoxx $ High Yield Corporate Bond ETF
Trading Symbol	HYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBoxx $ High Yield Corporate Bond ETF	$25	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[9]
Net Assets	$ 15,827,740,536
Holdings Count | Holding	1,325
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$15,827,740,536
Number of Portfolio Holdings	1,325
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	2.0%
Ba	46.3%
B	40.3%
Caa	8.2%
Ca	0.4%
Not Rated	2.8%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.1%
1-5 Years	58.2%
5-10 Years	38.4%
10-15 Years	0.2%
More than 20 Years	3.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000080009 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 10+ Year Investment Grade Corporate Bond ETF
Class Name	iShares 10+ Year Investment Grade Corporate Bond ETF
Trading Symbol	IGLB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 10+ Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 10+ Year Investment Grade Corporate Bond ETF	$2	0.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[10]
Net Assets	$ 2,936,581,655
Holdings Count | Holding	3,816
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,936,581,655
Number of Portfolio Holdings	3,816
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.4%
Aa	13.2%
A	42.7%
Baa	38.9%
Ba	1.4%
Not Rated	1.4%
Maturity allocation
Maturity	Percent of Total Investments(a)
10-15 Years	19.7%
15-20 Years	22.1%
More than 20 Years	58.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000080010 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core 10+ Year USD Bond ETF
Class Name	iShares Core 10+ Year USD Bond ETF
Trading Symbol	ILTB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core 10+ Year USD Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 10+ Year USD Bond ETF	$3	0.06%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[11]
Net Assets	$ 594,101,126
Holdings Count | Holding	3,859
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$594,101,126
Number of Portfolio Holdings	3,859
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.6%
Aa	55.4%
A	18.7%
Baa	19.6%
Ba	2.4%
B	1.0%
Caa	0.4%
Ca	0.0	%(b)
Not Rated	0.9%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	47.3%
Corporate Bonds & Notes	44.2%
Foreign Government Obligations	7.0%
Municipal Debt Obligations	1.5%
Asset-Backed Securities	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000174365 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core 5-10 Year USD Bond ETF
Class Name	iShares Core 5-10 Year USD Bond ETF
Trading Symbol	IMTB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core 5-10 Year USD Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 5-10 Year USD Bond ETF	$3	0.05%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[12]
Net Assets	$ 274,699,549
Holdings Count | Holding	3,459
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$274,699,549
Number of Portfolio Holdings	3,459
Portfolio Turnover Rate	111%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	49.8%
Aa	24.8%
A	8.9%
Baa	9.8%
Ba	2.7%
B	2.3%
Caa	0.5%
Ca	0.1%
Not Rated	1.1%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	70.6%
Corporate Bonds & Notes	24.2%
Foreign Government Obligations	4.4%
Collateralized Mortgage Obligations	0.7%
Municipal Debt Obligations	0.1%
TBA Sales Commitments	(0.0	)%(b)
(a)	Excludes money market funds.
(b)	Rounds to greater than (0.1)%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000182992 [Member]
Shareholder Report [Line Items]
Fund Name	iShares High Yield Systematic Bond ETF
Class Name	iShares High Yield Systematic Bond ETF
Trading Symbol	HYDB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares High Yield Systematic Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Systematic Bond ETF	$18	0.35%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[13]
Net Assets	$ 1,609,076,931
Holdings Count | Holding	249
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,609,076,931
Number of Portfolio Holdings	249
Portfolio Turnover Rate	52%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.9%
Ba	36.2%
B	48.4%
Caa	5.2%
Ca	0.4%
Not Rated	7.9%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	55.6%
5-10 Years	42.0%
10-15 Years	0.4%
15-20 Years	1.1%
More than 20 Years	0.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000182993 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Investment Grade Systematic Bond ETF
Class Name	iShares Investment Grade Systematic Bond ETF
Trading Symbol	IGEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Investment Grade Systematic Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Investment Grade Systematic Bond ETF	$9	0.18%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[14]
Net Assets	$ 1,494,079,275
Holdings Count | Holding	450
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,494,079,275
Number of Portfolio Holdings	450
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.2%
Aa	5.0%
A	16.8%
Baa	72.1%
Ba	3.1%
Not Rated	0.8%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	18.9%
5-10 Years	54.3%
10-15 Years	4.9%
15-20 Years	3.7%
More than 20 Years	18.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000189864 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware 1-5 Year USD Corporate Bond ETF
Class Name	iShares ESG Aware 1-5 Year USD Corporate Bond ETF
Trading Symbol	SUSB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Aware 1-5 Year USD Corporate Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 1-5 Year USD Corporate Bond ETF	$6	0.12%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[15]
Net Assets	$ 1,307,628,543
Holdings Count | Holding	1,589
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,307,628,543
Number of Portfolio Holdings	1,589
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.2%
Aa	5.5%
A	43.9%
Baa	47.6%
Ba	0.9%
Not Rated	1.9%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-2 Years	19.7%
2-3 Years	27.1%
3-4 Years	25.4%
4-5 Years	20.3%
5-6 Years	6.5%
6-7 Years	0.1%
7-8 Years	0.1%
8-9 Years	0.2%
9-10 Years	0.4%
21-22 Years	0.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000189865 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware USD Corporate Bond ETF
Class Name	iShares ESG Aware USD Corporate Bond ETF
Trading Symbol	SUSC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Aware USD Corporate Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware USD Corporate Bond ETF	$9	0.18%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[16]
Net Assets	$ 1,294,731,926
Holdings Count | Holding	3,943
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,294,731,926
Number of Portfolio Holdings	3,943
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.0%
Aa	6.2%
A	42.0%
Baa	48.0%
Ba	1.1%
Not Rated	1.7%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	36.6%
5-10 Years	29.1%
10-15 Years	7.9%
15-20 Years	6.9%
More than 20 Years	19.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000201167 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware U.S. Aggregate Bond ETF
Class Name	iShares ESG Aware U.S. Aggregate Bond ETF
Trading Symbol	EAGG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Aware U.S. Aggregate Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware U.S. Aggregate Bond ETF	$5	0.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[17]
Net Assets	$ 5,085,696,167
Holdings Count | Holding	5,124
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,085,696,167
Number of Portfolio Holdings	5,124
Portfolio Turnover Rate	59%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	26.2%
Aa	49.1%
A	10.7%
Baa	12.8%
Ba	0.2%
Not Rated	1.0%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	70.0%
Corporate Bonds & Notes	25.6%
Foreign Government Obligations	3.0%
Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.4%
TBA Sales Commitments	(0.1)%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000219898 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Advanced Universal USD Bond ETF
Class Name	iShares ESG Advanced Universal USD Bond ETF
Trading Symbol	EUSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Advanced Universal USD Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced Universal USD Bond ETF	$6	0.12%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[18]
Net Assets	$ 710,269,146
Holdings Count | Holding	4,356
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$710,269,146
Number of Portfolio Holdings	4,356
Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	23.6%
Aa	44.5%
A	11.5%
Baa	14.8%
Ba	2.6%
B	1.3%
Caa	0.2%
Not Rated	1.5%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	61.0%
Corporate Bonds & Notes	31.4%
Foreign Government Obligations	6.4%
Collateralized Mortgage Obligations	1.0%
Asset-Backed Securities	0.2%
TBA Sales Commitments	(0.0	)%(b)
(a)	Excludes money market funds.
(b)	Rounds to greater than (0.1)%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000267414 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Total USD Fixed Income Market ETF
Class Name	iShares Total USD Fixed Income Market ETF
Trading Symbol	BTOT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Total USD Fixed Income Market ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Total USD Fixed Income Market ETF	$5	0.09%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[19]
Net Assets	$ 29,281,516
Holdings Count | Holding	1,068
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$29,281,516
Number of Portfolio Holdings	1,068
Portfolio Turnover Rate	52%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	18.9%
Aa	45.6%
A	11.2%
Baa	12.8%
Ba	4.4%
B	4.1%
Caa	0.7%
Ca	0.0	%(b)
Not Rated	2.3%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	59.3%
Corporate Bonds & Notes	29.7%
Foreign Government Obligations	6.0%
Floating Rate Loan Interests	3.6%
Collateralized Mortgage Obligations	1.1%
Municipal Debt Obligations	0.3%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000269746 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Broad USD Floating Rate Loan ETF
Class Name	iShares Broad USD Floating Rate Loan ETF
Trading Symbol	USLN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Broad USD Floating Rate Loan ETF (the “Fund”) for the period of March 3, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Broad USD Floating Rate Loan ETF	$18(a)	0.36%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 18	[20]
Expense Ratio, Percent	0.36%	[21]
Net Assets	$ 22,800,738
Holdings Count | Holding	286
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$22,800,738
Number of Portfolio Holdings	286
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Ba	16.4%
B	65.2%
Caa	5.7%
Ca	0.2%
Not Rated	12.5%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	50.7%
5-10 Years	49.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[21]	Annualized.